Export Sales (Tables)	12 Months Ended
Jun. 29, 2014
Summary of Customer Sales Accounted for Ten Percent or More of Total Net Sales

Total export sales, sales from the United States to locations outside of the United States, and countries for which customer sales accounted for ten percent or more of total net sales are summarized as follows (thousands of dollars and percent of total net sales):

	2014		2013		2012
	Net Sales	%	Net Sales	%	Net Sales	%
Export Sales	$119,099	34%	$111,159	37%	$102,022	37%
Export sales into Canada	$76,736	22%	$69,221	23%	$70,881	25%